CAPITAL STOCK - Issued and outstanding capital stock (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common shares, Amount
Beginning of year	$ (230.8)	$ (338.3)	$ 188.5
Reduction of paid-up capital			(720.0)
Issuance of common shares		17.3
End of year	$ 155.9	$ (230.8)	$ (338.3)
Capital stock
Common shares, Number
Beginning of year	10,739,285	10,718,327
Issuance of common shares	0	20,958
End of year	10,739,285	10,739,285	10,718,327
Common shares, Amount
Beginning of year	$ 312.9	$ 295.6	$ 1,015.6
Reduction of paid-up capital			(720.0)
Issuance of common shares		17.3
End of year	$ 312.9	$ 312.9	$ 295.6